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                                 March 31, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

       Re:   Neuberger Berman Equity Funds
             File Nos. 002-11357 and 811-00582
             ---------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that (a) the form of the prospectuses used with respect to the Investor Class of Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Regency Fund and Neuberger Berman Socially Responsive Fund; the Trust Class of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund and Neuberger Berman Socially Responsive Fund; the Advisor Class of Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund and Neuberger Berman Partners Fund; and the Institutional Class of Neuberger Berman Genesis Fund, each a series of Neuberger Berman Equity Funds (the "Registrant"), does not differ from that contained in Post-Effective Amendment No. 106 ("Amendment No. 106") to the Registrant's Registration Statement and (b) Amendment No. 106 was filed electronically.

     If there are any questions  concerning  this filing,  please  contact me at
(202) 778-9223.

                                Very truly yours,

                                /s/ Fatima Sulaiman

                                Fatima Sulaiman